Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Income Tax
PRC		$ (2,917,703)	$ (133,775,542)	$ 8,742,444
Outside of PRC		(11,189,386)	(48,379,927)	(22,186,499)
Loss before taxes and loss from equity in affiliates		(14,107,089)	(182,155,469)	(13,444,055)
PRC		307,689	4,059,702	13,331,921
Outside of PRC		1,667	6,713	16,686
Current income taxes expenses (benefits)		309,356	4,066,415	13,348,607
PRC		(1,643,696)	(24,394,667)	(15,416,346)
Deferred income taxes expenses (benefits)		(1,643,696)	(24,394,667)	(15,416,346)
Income tax benefits		$ (1,334,340)	$ (20,328,252)	$ (2,067,739)
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 7,632,385	$ 9,165,743
Bad debt provision		4,548,846	5,456,916
Net operating loss carry forwards		44,672,205	38,433,490
Advertising expenses		5,750,479	14,315,500
Others		232,837	314,127
Gross deferred tax assets		62,836,752	67,685,776
Valuation allowance		(480,689)	(602,135)	$ (192,536)	$ (654,267)
Total deferred tax assets		62,356,063	67,083,641
Deferred tax liabilities:
Intangible assets from acquisition and other assets		14,779,770	18,016,186
Total deferred tax liabilities		$ 14,779,770	$ 18,016,186
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 14,571
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2018 through 2020
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai Fangxin information technology Co., Ltd. | Software Enterprise | Tax year 2014 through 2016
Income Tax
Reduction in tax for the year following the exemption period (as a percent)				50.00%	50.00%	50.00%
Preferential tax rate (as a percent)				12.50%	12.50%	12.50%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%